Nature of business and organization (Tables)	12 Months Ended
May 31, 2022
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Subsidiaries	Activities	Place Incorporated	Date Incorporated	Ownership Percentage
ZKGC International Group Holdings Limited (“ZKGC International”)	Holding company	Hong Kong, the PRC	September 9, 2021	100% owned by ZKGC Cayman
Hainan GCGY Commercial & Trading Co., Ltd. (“Zhongke WFOE”)	Holding company	Hainai, the PRC	October 12, 2021	100% owned by ZKGC International
Hainan ZKGC New Energy Co., Ltd. (“Hainan ZKGC”)	Construction and operation of electric vehicle (“EV”) charging stations	Hainai, the PRC	August 11, 2020	VIE of Zhongke WFOE
Hainan ZKGY Network Technology Co., Ltd (“Network ZKGC”)	Provider and manager of Charging Cloud SAAS Platform (the “SAAS network”)	Hainai, the PRC	September 28, 2020	99% owned by Hainan ZKGC